Property and Equipment, Net (Details) - Vicarious Surgical US Inc. [Member] - USD ($) $ in Thousands	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Property and Equipment, Net (Details) [Line Items]
Received leasehold improvements		$ 840
Deferred rent	$ 840	840
Depreciation expense	$ 64	105
Machinery gross value					$ 232
Cash payment to acquire machinery					47
Equipment loans					185
Accumulated amortization		126		$ 97	39
Depreciation expense		$ 105	$ 73	$ 157	$ 104